Employee Benefit Plans and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of defined benefit pension, healthcare and other postemployment plans
The following summarizes data from CNH Industrial’s defined benefit pension, healthcare and other postemployment plans for the years ended December 31, 2019 and 2018:

	Pension		Healthcare (1)		Other (1)
	2019	2018	2019	2018	2019	2018
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$3,029	$3,365	$434	$1,120	$422	$470
Service cost	23	25	5	6	13	15
Interest cost	74	71	14	24	3	3
Plan participants’ contributions	3	3	10	9	—	—
Actuarial loss (gain)	377	(140)	45	(129)	37	(8)
Gross benefits paid	(156)	(207)	(42)	(63)	(37)	(37)
Plan amendments	(2)	22	(47)	(530)	—	—
Currency translation adjustments and other (2)	(410)	(110)	(7)	(3)	(7)	(21)
Ending benefit obligation	$2,938	$3,029	$412	$434	$431	$422
Change in the fair value of plan assets:
Beginning plan assets	2,281	2,517	141	184	—	—
Actual return on plan assets	305	(46)	27	(6)	—	—
Employer contributions	53	55	—	—	—	—
Plan participants’ contributions	3	3	—	—	—	—
Gross benefits paid	(130)	(179)	(16)	(37)	—	—
Currency translation adjustments and other (2)	(416)	(69)	—	—	—	—
Ending plan assets	2,096	2,281	152	141	—	—
Funded status:	$(842)	$(748)	$(260)	$(293)	$(431)	$(422)

(1)	The healthcare and other postemployment plans are not required to be prefunded.
(2)
Includes the impact of the transfer of the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans through a group annuity contract purchase in November 2019.
Schedule of defined benefit pension plans by significant geographical area
The following summarizes data from CNH Industrial’s defined benefit pension plans by significant geographical area for the years ended December 31, 2019 and 2018:

	U.S.		U.K		Germany (1)		Other Countries (1)
	2019	2018	2019	2018	2019	2018	2019	2018
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$1,015	$1,173	$1,290	$1,409	$409	$453	$315	$330
Service cost	3	4	4	4	3	4	13	13
Interest cost	36	35	30	29	4	4	4	3
Plan participants’ contributions	—	—	—	—	—	—	3	3
Actuarial loss (gain)	132	(85)	166	(39)	39	(4)	40	(10)
Gross benefits paid	(70)	(112)	(47)	(56)	(25)	(28)	(14)	(11)
Plan amendments	—	—	—	21	—	—	(2)	—
Currency translation adjustments and other (2)	(450)	—	45	(78)	(6)	(20)	1	(13)
Ending benefit obligation	$666	$1,015	$1,488	$1,290	$424	$409	$360	$315
Change in the fair value of plan assets:
Beginning plan assets	1,030	1,207	951	1,005	5	5	295	300
Actual return on plan assets	190	(65)	88	14	—	—	27	3
Employer contributions	—	—	42	44	—	—	11	11
Plan participants’ contributions	—	—	—	—	—	—	3	3
Gross benefits paid	(69)	(112)	(47)	(56)	—	—	(14)	(11)
Currency translation adjustments and other (2)	(451)	—	33	(56)	—	—	2	(11)
Ending plan assets	$700	$1,030	$1,067	$951	$5	$5	$324	$295
Funded status:	$34	$15	$(421)	$(339)	$(419)	$(404)	$(36)	$(20)

(1)	Pension benefits in Germany and some other countries are not required to be prefunded.

(2)
Includes the impact of the transfer of the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans through a group annuity contract purchase in November 2019.

Schedule of net amounts recognized in consolidated balance sheets
Net amounts recognized in the consolidated balance sheets as of December 31, 2019 and 2018 consist of:

	Pension		Healthcare		Other
	2019	2018	2019	2018	2019	2018
	(in millions)
Other assets	$45	$25	$—	$—	$—	$—
Pension, postretirement and other postemployment benefits	(887)	(773)	(260)	(293)	(431)	(422)
Net liability recognized at end of year	$(842)	$(748)	$(260)	$(293)	$(431)	$(422)

Schedule of pre-tax amounts recognized in accumulated other comprehensive loss
Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2019 consist of:

	Pension	Healthcare	Other
	(in millions)

Unrecognized actuarial losses	$859	$50	$103
Unrecognized prior service credit	1	(374)	(5)
Accumulated other comprehensive loss	$860	$(324)	$98

Schedule of aggregate pension accumulated benefit obligation
The following table summarizes the aggregate pension accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension
	2019	2018
	(in millions)
Accumulated benefit obligation	$2,108	$1,753
Fair value of plan assets	$1,240	$991

Schedule of projected benefit obligations in excess of plan assets
The following table summarizes CNH Industrial’s pension and other postemployment plans with projected benefit obligations in excess of plan assets:

	Pension		Healthcare		Other
	2019	2018	2019	2018	2019	2018
	(in millions)
Projected benefit obligation	$2,219	$1,951	$412	$434	$431	$422
Fair value of plan assets	$1,332	$1,178	$152	$141	$—	$—

Schedule of net periodic benefit cost
The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit for the years ended December 31, 2019, 2018, and 2017:

	Pension			Healthcare			Other
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	(in millions)
Service cost	$23	$25	$30	$5	$6	$6	$13	$15	$15
Interest cost	74	71	74	14	24	36	3	3	3
Expected return on assets	(99)	(112)	(111)	(7)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	1	(1)	(1)	(125)	(82)	(2)	1	1	1
Actuarial loss (gain)	67	74	90	(2)	7	6	14	4	5
Settlement loss and other	125	1	4	—	—	—	2	1	2
Net periodic benefit cost	$191	$58	$86	$(115)	$(52)	$39	$33	$24	$26

Schedule of net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations
Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations that are recognized in other comprehensive loss during 2019 consist of:

	Pension	Healthcare	Other
	(in millions)
Net periodic benefit cost	$191	$(115)	$33
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	55	25	35
Amortization of actuarial losses	(67)	2	(14)
Amortization of prior service (cost) credit	(2)	125	(1)
Currency translation adjustments and other	13	(55)	—
Total recognized in other comprehensive (income) loss	(1)	97	20
Total recognized in comprehensive loss	$190	$(18)	$53

Schedule of pre-tax amounts expected to be amortized from accumulated other comprehensive income (loss)
Pre-tax amounts expected to be amortized in 2020 from accumulated other comprehensive loss consist of:

	Pension	Healthcare	Other
	(in millions)
Actuarial losses	$41	$3	$1
Prior service cost (credit)	—	(131)	—
Total	$41	$(128)	$1

Schedule of assumptions utilized in determining the funded status and the net periodic benefit cost
The following assumptions were utilized in determining the funded status at December 31, 2019 and 2018, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2019, 2018, and 2017:

	Pension plans			Healthcare plans			Other
(in %)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Assumptions used to determine funded status at December 31
Weighted-average discount rate	1.88	2.91	2.57	2.99	4.12	3.53	0.69	1.62	1.47
Weighted-average rate of compensation increase	2.99	3.00	3.01	n/a	n/a	n/a	1.91	1.41	1.11
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	4.68	6.17	6.46	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	4.20	5.00	5.00	n/a	n/a	n/a
Assumptions used to determine expense
Weighted-average discount rates - service cost	1.97	1.79	2.15	4.03	3.58	3.96	1.76	1.64	1.67
Weighted-average discount rates - interest cost	2.58	2.20	2.33	3.53	3.19	3.39	1.50	1.34	1.40
Weighted-average rate of compensation increase	3.00	3.01	2.95	n/a	n/a	n/a	1.41	1.11	1.19
Weighted-average long-term rates of return on plan assets	4.68	4.58	4.74	5.50	4.50	6.25	n/a	n/a	n/a
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	6.17	6.46	6.72	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	5.00	n/a	n/a	n/a

(*)
CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2025 for U.S. plans. A flat trend rate assumption is utilized for the Canada plans.

Schedule of effect of one percentage point change in the assumed healthcare cost trend rates
A one percentage point change in the assumed healthcare cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)

Total increase/(decrease) in service cost and interest cost components of 2019 Healthcare Plan benefit expense	$2	$(1)
Total increase/(decrease) in accumulated Healthcare benefit obligations as of December 31, 2019	$22	$(19)

Schedule of weighted average target asset allocation	Weighted average target asset allocation for all plans for 2019 are as follows:

All Plans
Asset category:
Equity securities	17%
Debt securities	54%
Cash/Other	29%

Schedule of fair value of plan assets by asset category and level within the fair value hierarchy
The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2018:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$288	$16	$272	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	288	16	272	—
Fixed income securities:
U.S. government bonds	356	349	7	—
U.S. corporate bonds	421	—	421	—
Non-U.S. government bonds	47	9	38	—
Non-U.S. corporate bonds	73	—	73	—
Mortgage backed securities	—	—	—	—
Other fixed income	11	—	11	—
Total Fixed income securities	908	358	550	—
Other types of investments:
Mutual funds(A)	990	—	990	—
Insurance contracts	152	—	—	152
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Total Other types of investments	1,142	—	990	152
Cash:	84	46	38	—
Total	$2,422	$420	$1,850	$152
(A) This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2019:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$—	$—	$—	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	—	—	—	—
Fixed income securities:
U.S. government bonds	124	122	2	—
U.S. corporate bonds	34	5	29	—
Non-U.S. government bonds	47	9	38	—
Non-U.S. corporate bonds	25	—	25	—
Mortgage backed securities	—	—	—	—
Other fixed income	—	—	—	—
Total Fixed income securities	230	136	94	—
Other types of investments:
Mutual funds (A)	1,802	20	1,782	—
Insurance contracts	171	—	—	171
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Total Other types of investments	1,973	20	1,782	171
Cash:	45	17	28	—
Total	$2,248	$173	$1,904	$171

(A) This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.

Schedule of changes in level 3 plan assets

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2018:

Insurance Contracts (in millions)
Balance at December 31, 2017	$149
Actual return on plan assets relating to assets still held at reporting date	3
Purchases	8
Settlements	(4)
Transfers in and/or out of Level 3	—
Currency impact	(4)
Balance at December 31, 2018	$152

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2019:

Insurance Contracts (in millions)
Balance at December 31, 2018	$152
Actual return on plan assets relating to assets still held at reporting date	12
Purchases	8
Settlements	(3)
Transfers in and/or out of level 3	—
Currency impact	2
Balance at December 31, 2019	$171

Schedule of cash flows related to total benefits expected to be paid
The benefit expected to be paid from the benefit plans which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Healthcare	Medicare Part D Reimbursement	Other
	(in millions)
2020	$136	$33	$—	$31
2021	135	32	—	27
2022	138	30	—	30
2023	142	30	—	28
2024	138	29	—	28
2025 - 2029	713	139	(1)	137
Total	$1,402	$293	$(1)	$281